Derivative financial instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 23,395	$ 30,443
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	52,302		$ 12,960
Liabilities	$ 93,506		223,453
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 47,006		9,550
Liabilities	80,260		206,763
Loss on cash flow hedges	(23,400)	$ (30,400)
After-tax result accumulated in equity	274,643		171,272
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	5,296		3,410
Liabilities	0		0
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0		0
Liabilities	$ 13,246		$ 16,690